UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  28-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

      /s/  Christopher Cheng     Westfield, NJ     May 02, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     75

Form13F Information Table Value Total:     $125,961 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      331     6000 SH       SOLE                        0        0     6000
ADVENT SOFTWARE INC            COM              007974108      238     5585 SH       SOLE                        0        0     5585
AMERICAN INTL GROUP INC        COM              026874107      334     7727 SH       SOLE                        0        0     7727
APACHE CORP                    COM              037411105      519     4294 SH       SOLE                        0        0     4294
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      534        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      246       55 SH       SOLE                        0        0       55
BP PLC                         SPONSORED ADR    055622104      524     8643 SH       SOLE                        0        0     8643
CHEVRON CORP NEW               COM              166764100      652     7643 SH       SOLE                        0        0     7643
CIGNA CORP                     COM              125509109      222     5478 SH       SOLE                        0        0     5478
CISCO SYS INC                  COM              17275R102     1081    44883 SH       SOLE                        0        0    44883
CITIGROUP INC                  COM              172967101      305    14258 SH       SOLE                        0        0    14258
DISNEY WALT CO                 COM DISNEY       254687106      309     9840 SH       SOLE                        0        0     9840
DUKE REALTY CORP               COM NEW          264411505      959    42061 SH       SOLE                        0        0    42061
DYCOM INDS INC                 COM              267475101      166    13845 SH       SOLE                        0        0    13845
E M C CORP MASS                COM              268648102      386    26887 SH       SOLE                        0        0    26887
EATON VANCE INS NY MUN BD FD   COM              27827Y109      134    10000 SH       SOLE                        0        0    10000
EL PASO CORP                   COM              28336L109      418    25113 SH       SOLE                        0        0    25113
EXXON MOBIL CORP               COM              30231G102     1279    15124 SH       SOLE                        0        0    15124
GENERAL ELECTRIC CO            COM              369604103      519    14034 SH       SOLE                        0        0    14034
GRACO INC                      COM              384109104      253     6987 SH       SOLE                        0        0     6987
ISHARES INC                    MSCI JAPAN       464286848      131    10579 SH       SOLE                        0        0    10579
ISHARES INC                    MSCI PAC J IDX   464286665     7359    54280 SH       SOLE                        0        0    54280
ISHARES INC                    MSCI MEXICO      464286822     2064    34916 SH       SOLE                        0        0    34916
ISHARES INC                    MSCI BRAZIL      464286400     2429    31536 SH       SOLE                        0        0    31536
ISHARES INC                    MSCI AUSTRALIA   464286103      238     9229 SH       SOLE                        0        0     9229
ISHARES TR                     MSCI EAFE IDX    464287465     5701    79284 SH       SOLE                        0        0    79284
ISHARES TR                     CONS GOODS IDX   464287812      326     5385 SH       SOLE                        0        0     5385
ISHARES TR                     1-3 YR TRS BD    464287457      204     2425 SH       SOLE                        0        0     2425
ISHARES TR                     S&P LTN AM 40    464287390     7201    28519 SH       SOLE                        0        0    28519
ISHARES TR                     RUSSELL1000GRW   464287614     4651    85426 SH       SOLE                        0        0    85426
ISHARES TR                     RUSSELL1000VAL   464287598    12290   167320 SH       SOLE                        0        0   167320
ISHARES TR                     RUSSELL 1000     464287622     7864   109256 SH       SOLE                        0        0   109256
ISHARES TR                     RUSL 2000 GROW   464287648      592     8167 SH       SOLE                        0        0     8167
ISHARES TR                     RUSSELL 2000     464287655     1634    23930 SH       SOLE                        0        0    23930
ISHARES TR                     RUSL 2000 VALU   464287630     1478    22542 SH       SOLE                        0        0    22542
ISHARES TR                     RUSSELL MCP GR   464287481     1077    10629 SH       SOLE                        0        0    10629
ISHARES TR                     MSCI EMERG MKT   464287234    11535    85842 SH       SOLE                        0        0    85842
ISHARES TR                     S&P 100 IDX FD   464287101     2071    33760 SH       SOLE                        0        0    33760
ISHARES TR                     US TIPS BD FD    464287176      260     2367 SH       SOLE                        0        0     2367
ISHARES TR                     S&P MIDCAP 400   464287507      722     9284 SH       SOLE                        0        0     9284
ISHARES TR                     S&P EURO PLUS    464287861     8645    82330 SH       SOLE                        0        0    82330
ISHARES TR                     S&P 500 VALUE    464287408      264     3806 SH       SOLE                        0        0     3806
ISHARES TR                     RUSSELL MIDCAP   464287499     5206    55650 SH       SOLE                        0        0    55650
ISHARES TR                     RUSSELL 3000     464287689      516     6767 SH       SOLE                        0        0     6767
ISHARES TR                     LEHMAN SH TREA   464288679     1417    12838 SH       SOLE                        0        0    12838
ISHARES TR                     LEHMAN AGG BND   464287226     2388    23257 SH       SOLE                        0        0    23257
ISHARES TR                     FTSE XNHUA IDX   464287184      345     2550 SH       SOLE                        0        0     2550
ISHARES TR                     S&P SMLCAP 600   464287804     1274    21266 SH       SOLE                        0        0    21266
ISHARES TR                     RUSSELL MCP VL   464287473     3862    30029 SH       SOLE                        0        0    30029
ISHARES TR                     DJ SEL DIV INX   464287168     3439    59426 SH       SOLE                        0        0    59426
JOHNSON & JOHNSON              COM              478160104      815    12559 SH       SOLE                        0        0    12559
JP MORGAN CHASE & CO           COM              46625H100      341     7930 SH       SOLE                        0        0     7930
KKR FINANCIAL HLDGS LLC        COM              48248a306     1136    89722 SH       SOLE                        0        0    89722
LILLY ELI & CO                 COM              532457108     1915    37111 SH       SOLE                        0        0    37111
MERRILL LYNCH & CO INC         COM              590188108      326     8000 SH       SOLE                        0        0     8000
MIDCAP SPDR TR                 UNIT SER 1       595635103      308     2181 SH       SOLE                        0        0     2181
NOKIA CORP                     SPONSORED ADR    654902204      247     7774 SH       SOLE                        0        0     7774
NYSE EURONEXT                  COM              629491101      299     4852 SH       SOLE                        0        0     4852
RAYONIER INC                   COM              754907103      353     8136 SH       SOLE                        0        0     8136
SCHLUMBERGER LTD               COM              806857108      241     2768 SH       SOLE                        0        0     2768
SEACOR HOLDINGS INC            COM              811904101     1643    19250 SH       SOLE                        0        0    19250
SPDR TR                        UNIT SER 1       78462F103     1591    12055 SH       SOLE                        0        0    12055
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      244     5000 SH       SOLE                        0        0     5000
SYSCO CORP                     COM              871829107      290    10000 SH       SOLE                        0        0    10000
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      229     4950 SH       SOLE                        0        0     4950
TJX COS INC NEW                COM              872540109      201     6072 SH       SOLE                        0        0     6072
UST INC                        COM              902911106      336     6166 SH       SOLE                        0        0     6166
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512      748    15331 SH       SOLE                        0        0    15331
VANGUARD INDEX FDS             MID CAP ETF      922908629      241     3550 SH       SOLE                        0        0     3550
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      572     9502 SH       SOLE                        0        0     9502
VANGUARD INDEX FDS             SMALL CP ETF     922908751      542     8792 SH       SOLE                        0        0     8792
VANGUARD INDEX FDS             VALUE ETF        922908744      300     4998 SH       SOLE                        0        0     4998
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     2591    48075 SH       SOLE                        0        0    48075
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858      215     2290 SH       SOLE                        0        0     2290
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207     3645    52968 SH       SOLE                        0        0    52968